UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/2011

Check here if Amendment [  ]; Amendment Number:  ______
This Amendment: [ ] is a restatement.
[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: Mosaic Financial Partners Inc.

Address:140 Geary Street, 6th Floor
San Francisco, CA 94108

Form 13F File Number:  028-14412__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Geoffrey M. Zimmerman
Title: Chief Compliance Officer
Phone: 415-788-1952

Signature, Place, and Date of Signing:

Geoffrey M. Zimmerman     San Francisco, Ca.   February 7, 2012


Report Type:

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

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FORM 13F SUMMARy:

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 31

Form 13F Information Table Value Total: $99481306


List of Other Included Managers: NONE

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FORM 13F  INFORMATION TABLE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
UBS AG JERSEY BRH	       COMMON	        902641646 3315	   100165   SH	     SOLE		                    100165
ISHARES TR	               COMMON	        464287176 1471	   12602    SH       SOLE		                    12602
ISHARES TR	               COMMON	        464287564 1606	   22865    SH	     SOLE		                    22865
ISHARES TR	               COMMON	        464288281 9846	   89709    SH	     SOLE		                    89709
ISHARES TR	               COMMON	        464287465 896	   18100    SH	     SOLE		                    18100
ISHARES TR	               COMMON	        464287622 7549	   108774   SH	     SOLE		                    108774
ISHARES TR	               COMMON	        464287598 8791	   138486   SH	     SOLE		                    138486
ISHARES TR	               COMMON	        464288869 211	   4727	    SH	     SOLE		                    4727
ISHARES TR	               COMMON	        464287309 229	   3395	    SH	     SOLE		                    3395
ISHARES TR	               COMMON	        464287200 4466	   35453    SH	     SOLE		                    35453
ISHARES TR	               COMMON	        464287804 1968	   28821    SH	     SOLE		                    28821
JPMORGAN CHASE & CO	       COMMON	        46625H365 12517    321198   SH	     SOLE		                    321198
PIMCO ETF TR	               COMMON	        72201R205 1916	   35908    SH	     SOLE		                    35908
PLUM CREEK TIMBER CO INC       COMMON	        729251108 4154	   113610   SH	     SOLE		                    113610
POWERSHARES GLOBAL ETF TRUST   COMMON	        73936T789 3142	   97737    SH	     SOLE		                    97737
POWERSHARES ETF TRUST	       COMMON	        73935X583 2608	   47784    SH	     SOLE		                    47784
POWERSHARES ETF TRUST	       COMMON	        73935X567 667	   11121    SH	     SOLE		                    11121
RAYONIER INC	               COMMON	        754907103 299	   6690     SH	     SOLE		                    6690
SCHWAB STRATEGIC TR	       COMMON	        808524805 2483	   105992   SH	     SOLE		                    105992
SCHWAB STRATEGIC TR	       COMMON	        808524888 650	   27788    SH	     SOLE		                    27788
SPDR INDEX SHS FDS	       COMMON	        863308839 266	   8364	    SH	     SOLE		                    8364
SPDR S&P 500 ETF TR	       TR UNIT	        78462F103 704	   5610	    SH	     SOLE		                    5610
SPDR INDEX SHS FDS	       COMMON	        78463X871 3275	   130124   SH	     SOLE		                    130124
VANGUARD INTL EQUITY INDEX F   COMMON	        922042858 4122	   107869   SH	     SOLE		                    107869
VANGUARD TAX-MANAGED INTL FD   COMMON	        921943858 4102	   133909   SH	     SOLE		                    133909
VANGUARD BD INDEX FD INC       COMMON	        921937827 7169	   89021    SH	     SOLE		                    89021
VANGUARD INDEX FDS	       COMMON	        922908769 220	   3416	    SH	     SOLE		                    3416
VANGUARD INDEX FDS	       COMMON	        922908744 4303	   81968    SH	     SOLE		                    81968
WEYERHAEUSER CO	               COMMON	        962166104 3552	   190269   SH	     SOLE		                    190269
WISDOMTREE TRUST	       COMMON	        97717W281 1115	   26981    SH	     SOLE		                    26981
WISDOMTREE TRUST	       COMMON	        97717W760 1846	   42209    SH	     SOLE		                    42209







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